Net Loss Per Share - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Earnings Per Share [Abstract]
Conversion ratio		1
Cumulative accrued and undeclared and unpaid dividend amount | $	$ 237,000
Liquidity price of SAFE and SAFE warrants	100.00%
Liquidity price of SAFE and SAFE warrants, condition one	90.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)	33,681,284	34,175,113
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)	29,521,810	29,521,810